Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income	$ 46,279	$ 35,339
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	19,795	19,837
Cost of share-based payment	2,079	956
Changes in value of short-term and long-term loans from banks and others and deposits, net	(1,686)	71
Changes in deferred taxes, net	(3,904)	(3,080)
Payments of deferred and contingent consideration related to acquisitions	(3,919)	(556)
Effect of exchange rate on of cash and cash equivalents held in currencies other than the functional currency	3,747
Amortization of premium and accrued interest on debt instruments at fair value through other comprehensive income	76	96
Working capital adjustments:
Trade receivables	(2,569)	(27,539)
Accrued expenses and other accounts payable	(975)	5,415
Other current and long-term accounts receivable	(1,934)	263
Trade payables	139	8,792
Deferred revenues	(513)	4,080
Net cash provided by operating activities	56,615	43,674
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired (Appendix A)	(21,670)	(6,833)
Loan extended to related party	(2,250)
Cash paid in conjunction with deferred payments and contingent liabilities related to business combinations	(4,870)	(5,342)
Purchase of intangible assets	(219)
Purchase of property and equipment	(4,381)	(1,439)
Redemption of marketable securities	309
Change in short-term deposits	1,682	(5,390)
Capitalization of software development	(3,059)	(3,193)
Net cash used in investing activities	(34,458)	(22,197)
Cash flows from financing activities:
Exercise of employees’ stock options	1	41
Dividend paid to non-controlling interests	(4,170)	(4,233)
Dividend to Magic’s shareholders	(24,841)	(21,780)
Repayment of long-term loans from banks and others	(14,323)	(14,467)
Receipt of long-term loans from banks and others	30,703	25,558
Repayment of lease liabilities	(4,792)	(5,874)
Cash paid due to exercise of put option by non-controlling interests	(854)	(511)
Net cash used in financing activities	(18,276)	(21,266)
Effect of exchange rate changes on cash and cash equivalents	(8,909)	(249)
Decrease in cash and cash equivalents	(5,028)	(38)
Cash and cash equivalents at beginning of year	88,090	88,127
Cash and cash equivalents at end of year	83,062	88,090
Fair value of assets acquired and liabilities assumed at the date of acquisition:
Net assets, excluding acquired cash	(1,168)	506
Intangible assets, net of deferred taxes	(13,552)	(4,817)
Goodwill	(22,370)	(8,544)
Deferred and contingent liabilities assumed in current year business combinations	15,420	5,303
Non-controlling interests		719
Cash paid in conjunction with acquisitions, net of acquired cash total	(21,670)	(6,833)
Non-cash activities:
Right-of-use asset recognized with corresponding lease liability	6,349	2,801
Income taxes	14,457	13,050
Interest	$ 1,306	$ 1,264